Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Current
Accrued compensation to employees	$ 391	$ 372
Accrued provident fund liability	9
Accrued expenses	518	480
Withholding taxes and others	232	215
Retention money	10	16
Liabilities of controlled trusts	25	24
Liability towards contingent consideration	29	14
Financial liability on account of buyback		174
Deferred rent		9
Capital creditors	37	98
Other non financial liabilities	1
Others	69	96
Other current liabilities	1,321	1,498
Non-current
Liability towards contingent consideration	16	13
Accrued compensation to employees	3	3
Accrued gratuity	4	4
Accrued provident fund liability	24
Deferred income - government grant on land use rights	6	6
Deferred income	3	4
Deferred rent		25
Financial liability under option arrangements	82
Others	1
Other non-current liabilities	139	55
Total other liabilities	1,460	1,553
Financial liabilities included in other liabilities	1,181	1,290
Financial liability towards contingent consideration on undiscounted basis	$ 48	$ 34